Condensed Financial Information of the Parent Company - Condensed Statements of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME
Other income	$ 23	$ 23	$ 46
Total interest income	8,386	8,427	7,927
EXPENSE
Interest on long-term debt with subsidiary trusts	734	1,187	1,305
Income tax (expense) benefit	(476)	143	(196)
NET INCOME (LOSS)	1,829	(161)	967
Total other comprehensive income (loss), net of tax	1,510	1,759	1,066
Comprehensive income (loss) attributable to Key	3,339	1,598	2,033
Parent
INCOME
Interest income from subsidiaries	16	20	15
Other income	16	14	24
Total interest income	1,407	784	714
EXPENSE
Interest on long-term debt with subsidiary trusts	30	33	33
Interest on other borrowed funds	317	341	273
Personnel and other expense	84	77	111
Total expense	431	451	417
Income (loss) from continuing operations before income taxes (TE)	976	333	297
Income tax (expense) benefit	80	94	95
Income (loss) before equity in net income (loss) less dividends from subsidiaries	1,056	427	392
Equity in net income (loss) less dividends from subsidiaries	773	(588)	575
NET INCOME (LOSS)	1,829	(161)	967
Total other comprehensive income (loss), net of tax	1,510	1,759	1,066
Comprehensive income (loss) attributable to Key	3,339	1,598	2,033
Parent | Banks
INCOME
Dividends from subsidiaries:	1,375	750	675
Parent | Nonbank subsidiaries
INCOME
Dividends from subsidiaries:	$ 0	$ 0	$ 0